Loans and Notes Payable	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Loans and Notes Payable

Note 8. Loans and Notes Payable

Loans and Notes payable (including accrued interest) consist of the following:

	June 30,	December 31,
	2022	2021
Various promissory notes and convertible notes	$50,960	$50,960
Novus Capital Group LLC Note (a)	283,612	378,854
Triple T Notes	329,613	353,330
National Buick GMC	16,977	19,440
Various Convertible Bridge Notes (b)	–	1,075,813
Blue Ridge Bank	410,200	410,200
Small Business Administration	324,267	318,175
JP Morgan Chase Bank	90,645	90,645
Various Promissory Notes (c)	2,308,232	3,416,379
Total Notes Payable	$3,814,506	$6,113,796

Loans and notes payable, current	$962,405	$1,511,447
Loans and notes payable, current attributed to variable interest entity	2,308,232	3,416,379
Loans and notes payable, long term	$543,869	$1,185,970

2022	$2,787,944
2023	518,114
2024	72,278
2025	68,878
2026	111,979
Thereafter	255,313
Total	$3,814,506

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(a)	On September 5, 2017, the Company acquired patents in the amount of $4,931,380 in which the Company also agreed to assume the encumbering debt on asset in the amount of $334,775 due in December 2019 with no interest accruing until 2020 and a deferred tax liability of $1,043,398. As of April 1 2022, the lender agreed to extend the maturity of the note to April 1, 2023 with an initial payment of $52,448 and approximate monthly payment of $29,432 thereafter until the note is fully paid.
(b)	In 2021 and 2020 the Company entered into various convertible promissory notes as follows:

Throughout 2021 and 2020 the Company entered into convertible promissory notes with an aggregate principal of $415,000. The notes accrue interest at 10% per annum and have a maturity of the earlier of 12 months or the consummation of the Company listing its Common Stock on a senior stock exchange. The notes are convertible at the Company’s option into shares of the Company’s common stock at a price equal to 80% of the opening price of the Company’s common stock on the national exchange or the offering price paid by the investors in the financing in connection with the uplist, whichever is lower, or (ii) repaid in cash in an amount equal to the indebtedness being repaid plus a premium payment equal to 15% of the amount being repaid. If an event of default has occurred and the Company does not convert the amounts due under the Note into the Company’s common stock, then the Company will have the option to convert the outstanding indebtedness into shares of the Company’s common stock at a price equal to 80% of the weighted average trading price of the Company’s common stock on the OTC Markets, or be repaid in cash in an amount equal to all principal and interest due under the Note. All of these notes were converted to common stock as of June 30, 2022.

On October 13, 2020, the Company entered into a convertible promissory note in an amount of $280,500 having an interest rate of 12% per annum. The note bears a 10% Original Issue Discount. The loan shall mature in 1 year and may be convertible at the lower of $12.00 or 80% of the lowest median daily traded price over ten trading days prior to conversion, but in the event of a Qualified Uplist the note may be converted at a 30% discount to market. The Company also issued 3,333 restricted shares with no registration rights in conjunction with this note, which was recorded as a debt discount in the amount of $44,000, which is amortized to interest expense over the term of the agreements using the effective interest method. On March 28, 2021 the parties amended this agreement to state that in no event shall the conversion price be lower than $3.00 per share. In October 2021 the parties agreed to extend the maturity of this loan to April 13, 2022 in exchange for an increase in principal owed of $30,000. This note has been converted to common stock as of June 30, 2022.

On February 4, 2021, the Company entered into a convertible promissory note in an amount of $277,778 having an interest rate of 12% per annum. The note bears a 10% Original Issue Discount. The loan shall mature in 1 year and may be convertible at the lower of $12.00 or 80% of the lowest median daily traded price over ten trading days prior to conversion, but in the event of a Qualified Uplist the note may be converted at a 30% discount to market. The Company also issued 3,333 restricted shares with no registration rights in conjunction with this note, which was recorded as a debt discount in the amount of $36,000, which is amortized to interest expense over the term of the agreements using the effective interest method. On March 28, 2021 the parties amended this agreement to state that in no event shall the conversion price be lower than $3.00 per share. In February 2022 the parties agreed to extend the maturity of this loan to August 8, 2022 in exchange for an increase in principal owed of $25,000. This note has been converted to common stock as of June 30, 2022.

(c)	Viva Wealth Fund I, LLC is offering up to $25,000,000 in convertible notes in a private offering. As of June 30, 2022, VWFI has raised $10,510,000 and converted $8,575,000 of this debt to VWFI LLC units. A convertible note will automatically convert into the LLC units at the earlier of (i) the date that the Equipment is placed into quality control and testing or (ii) six months from the date of investment. The convertible notes will accrue interest at 12% per annum and are paid quarterly. At the maturity date, remaining interest will be paid, at which time no further interest payments will accrue. Upon the offering termination date, all units accepted for any series of equipment will automatically convert to Vivakor common stock if the Company has not accepted subscriptions for at least $6,250,000 for a series of equipment. The conversion price of the automatic stock conversion will be the the greater of $13.50 or a 10% discount to market per share or in the event of a public offering, 200% of the per share price of the Company common stock sold in an underwritten offering, which was closed on February 14, 2022 at $5.00 per share. The termination date of the offering has been extended until November 13, 2022 in the sole discretion of the Company. As of April 28, 2021 VWFI has reached $6,250,000 in funding and has released the funding for construction of RPC Series A. VWFI has commenced fundraising for RPC Series B and has raised approximately $4,690,000 to manufacture RPC Series B. Subsequent to June 30, 2022 an additional $30,000 of this debt has been converted into units of the LLC.